Annual Total Returns [BarChart] - Causeway International Opportunities Fund - Institutional Class	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(12.59%)
Annual Return 2012	24.59%
Annual Return 2013	17.82%
Annual Return 2014	(3.68%)
Annual Return 2015	(6.11%)
Annual Return 2016	1.99%
Annual Return 2017	29.57%
Annual Return 2018	(18.41%)
Annual Return 2019	21.71%
Annual Return 2020	5.44%